SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Segment Reporting (Policies)	Sep. 30, 2025
December 31, 2024
Segment Reporting

Segment Reporting

The Company operates as a single reportable segment. The Chief Financial Officer, who is the Company’s Chief Operating Decision Maker (CODM), evaluates operating results and allocates resources on a consolidated basis. As such, the Company’s operations are managed and reported as one segment.

The Company’s segment disclosure reflects the nature of its operations as a technology and brand development company within the cannabis industry. The CODM reviews financial performance based on consolidated operating results, including revenue, gross profit, and net loss. No disaggregated operating results are regularly reviewed below the consolidated level, and no discrete segment-level information is maintained.

In accordance with ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Company considered whether additional disclosures were required, including significant segment expenses and measures used by the CODM. However, the CODM evaluates the Company’s performance based solely on consolidated financial results, and no additional measures or expense categories are used for internal decision-making.

The Company generates all revenues from license agreements with third parties located in the United States. All of the Company’s assets are located in the United States.

September 30, 2025
Segment Reporting

Segment Reporting

In accordance with ASC 280, Segment Reporting, the Company operates in a single reportable segment. The Chief Financial Officer is the Chief Operating Decision Maker. The CODM reviews financial performance based on consolidated operating results, including revenue, gross profit, and net loss. No disaggregated operating results are regularly reviewed below the consolidated level, and no discrete segment-level information is maintained. To date the Company has generated all revenues from third parties located in the United States and all of the Company’s assets are located in the United States.